11. SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2014
Notes to Financial Statements
Note 11. SEGMENT INFORMATION

11.           SEGMENT INFORMATION

The Company operates in one business segment being the exploration of mineral property interests.

Geographic information is as follows:

	June 30, 2014	December 31, 2013

Identifiable assets
USA	$49,197,823	$49,405,542
Canada	40,906,174	45,822,245
Australia	1,648,267	1,642,736
Mongolia	307,175	504,408
Other	29,467	20,174
	$92,088,906	$97,395,105